RPAR RISK PARITY ETF

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 14.2%
Biotechnology - 0.3%
Corteva, Inc.	60,733	$3,662,807

Building Materials - 0.1%
Geberit AG	1,798	1,002,180

Chemicals - 1.2%
CF Industries Holdings, Inc.	15,199	1,101,775
Ecolab, Inc.	10,036	1,661,259
FMC Corp.	11,389	1,390,939
The Mosaic Co.	31,125	1,428,015
Nutrien Ltd. (1)	42,827	3,158,505
OCI N.V.	15,988	542,991
PhosAgro PJSC - GDR (2)	52,122	0
Sociedad Quimica y Minera de Chile S.A. - ADR	23,739	1,924,283
Yara International ASA	22,231	963,483
		12,171,250
Distribution & Wholesale - 0.1%
Ferguson PLC	11,461	1,509,201

Energy - Alternate Sources - 0.8%
Enphase Energy, Inc. (3)	9,546	2,007,333
First Solar, Inc. (3)	7,538	1,639,515
Plug Power, Inc. (3)	43,913	514,660
SolarEdge Technologies, Inc. (3)	3,411	1,036,773
Vestas Wind Systems A/S	75,763	2,198,896
Xinyi Solar Holdings Ltd.	649,668	778,779
		8,175,956
Food - 0.1%
Mowi ASA	38,922	718,748
Salmar ASA	12,754	555,067
		1,273,815
Iron & Steel - 0.8%
Fortescue Metals Group Ltd.	218,592	3,292,591
Mineral Resources Ltd.	14,575	786,690
Vale S.A. - ADR	329,641	5,201,735
		9,281,016
Machinery - Diversified - 1.5%
AGCO Corp.	6,833	923,822
CNH Industrial NV - Class A	104,112	1,589,790
Deere & Co.	26,340	10,875,259
IDEX Corp.	2,339	540,379
Kubota Corp.	93,807	1,408,973
The Toro Co.	9,980	1,109,377
Xylem, Inc.	6,109	639,612
		17,087,212
Mining - 4.2%
Allkem Ltd. (3)	53,164	423,008
Anglo American PLC	87,360	2,892,665
Antofagasta PLC	75,911	1,483,924
BHP Group Ltd. - ADR	172,728	10,952,682
Boliden AB	20,493	805,922
Cameco Corp.	29,050	759,655
China Molybdenum Co. Ltd. - Class H (3)	2,526,583	1,528,834
First Quantum Minerals Ltd.	44,354	1,018,272
Freeport-McMoRan, Inc.	96,758	3,958,370
Glencore PLC	869,319	4,993,825
IGO Ltd.	60,250	515,302
Ivanhoe Mines Ltd. (3)	70,648	637,390
Jiangxi Copper Co. Ltd. - H Shares	443,990	752,243
MMC Norilsk Nickel PJSC - ADR (2)	181,762	0
NAC Kazatomprom JSC - GDR	14,421	425,419
OZ Minerals Ltd.	25,066	471,911
Pilbara Minerals Ltd.	241,738	637,904
Rio Tinto PLC - ADR	115,025	7,890,715
South32 Ltd.	348,413	1,019,741
Southern Copper Corp.	53,160	4,053,450
Sumitomo Metal Mining Co. Ltd.	22,772	863,895
Teck Resources Ltd. - Class B	34,290	1,250,387
		47,335,514
Oil & Gas - 4.9%
Aker BP ASA	18,227	446,055
BP PLC (1) - ADR	80,244	3,044,457
Canadian Natural Resources Ltd. - ADR	29,603	1,635,947
Cenovus Energy, Inc.	50,854	886,051
Chevron Corp.	49,399	8,059,941
ConocoPhillips	30,789	3,054,577
Coterra Energy, Inc.	15,182	372,566
Devon Energy Corp.	16,699	845,136
Diamondback Energy, Inc.	4,756	642,868
Ecopetrol S.A. - ADR	59,209	625,247
Eni S.p.A - ADR	50,702	1,419,656
EOG Resources, Inc.	16,827	1,928,879
Equinor ASA - ADR	79,175	2,250,945
Exxon Mobil Corp.	106,921	11,724,957
Gazprom PJSC - ADR (2)	523,190	0
Hess Corp.	7,918	1,047,868
Imperial Oil Ltd.	16,869	856,694
LUKOIL PJSC - ADR (2)	31,173	0
Marathon Oil Corp.	15,961	382,426
Novatek PJSC - GDR (2)	13,358	0
Occidental Petroleum Corp.	23,704	1,479,841
Pioneer Natural Resources Co.	6,103	1,246,477
Repsol S.A.	39,683	611,566
Rosneft Oil Co PJSC - GDR (2)	488,696	0
Santos Ltd. - ADR (1)	87,737	401,835
Shell PLC - ADR (1)	91,180	5,246,497
Suncor Energy, Inc.	38,849	1,204,495
Total S.A. - ADR (1)	66,397	3,920,743
Tourmaline Oil Corp.	9,874	410,909
Woodside Energy Group Ltd.	50,853	1,135,524
		54,882,157
Water - 0.2%
American Water Works Co., Inc.	9,117	1,335,550
Veolia Environnement S.A.	35,033	1,080,948
		2,416,498
Total Common Stocks
(Cost $177,330,006)		158,797,606

Exchange Traded Funds - 35.1%
SPDR Gold MiniShares Trust (1)(3)	2,975,219	116,360,815
Vanguard FTSE Developed Markets ETF	1,220,602	55,134,592
Vanguard FTSE Emerging Markets ETF (1)	2,050,421	82,837,009
Vanguard Total Stock Market ETF	673,590	137,479,719
Total Exchange Traded Funds
(Cost $408,631,674)		391,812,135

	Principal Amount
United States Treasury Obligations- - 46.6%
United States Treasury Bills - 11.7%
4.552%, 6/8/23 (4)(5)	$131,294,000	130,197,826

United States Treasury Inflation Indexed Bonds - 34.9%
2.125%, 2/15/2040	7,091,000	7,835,511
2.125%, 2/15/2041	36,317,200	40,116,301
0.750%, 2/15/2042	44,521,812	38,909,016
0.625%, 2/15/2043	50,033,979	42,283,893
1.375%, 2/15/2044	47,391,813	45,972,852
0.750%, 2/15/2045	51,250,356	43,696,712
1.000%, 2/15/2046	40,762,424	36,500,668
0.875%, 2/15/2047	40,374,305	34,981,416
1.000%, 2/15/2048	40,268,534	35,867,680
1.000%, 2/15/2049	25,638,629	22,798,719
0.250%, 2/15/2050	25,061,745	18,207,585
0.125%, 2/15/2051	13,570,871	9,420,016
0.125%, 2/15/2052	15,626,138	10,868,042
1.500%, 2/15/2053	1,689,830	1,713,989
		389,172,400
Total United States Treasury Obligations
(Cost $610,529,666)		519,370,226

	Shares
Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 4.650% (6)	1,170,648	1,170,648
Total Short-Term Investments
(Cost $1,170,648)		1,170,648

Investments Purchased with Proceeds from Securities Lending - 3.8%
First American Government Obligations Fund, Class X, 4.650% (6)	42,194,510	42,194,510
Total Investments with Proceeds from Securities Lending
(Cost $42,194,510)		42,194,510

Total Investments in Securities - 99.8%
(Cost $1,239,856,504)		1,113,345,125
Other Assets in Excess of Liabilities - 0.2%		2,229,297
Total Net Assets - 100.0%		$1,115,574,422

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)
This security or a portion of this security was out on loan as of March 31, 2023. Total loaned securities had a value of $40,903,188 or 3.7% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)	The security is fair valued by the Valuation Designee.
(3)	Non-income producing security.
(4)	Rate represents the annualized effective yield to maturity from the purchase price.
(5)	Zero coupon security.
(6)	The rate shown is the annualized seven-day effective yield as of March 31, 2023.

SCHEDULE OF FUTURES CONTRACTS at March 31, 2023 (Unaudited)

The RPAR Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
10-Year U.S. Treasury Note Futures (6/21/2023)	1,683	$188,395,984	$5,017,532	$193,413,516
Ultra Long-Term U.S. Treasury Bond Futures (6/21/2023)	1,391	189,858,429	6,446,446	196,304,875
		$378,254,413	$11,463,978	$389,718,391

Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The RPAR Risk Parity ETF ( the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of March 31, 2023:

Description	Level 1	Level 2	Level 3		Total
Common Stocks (1)	$158,797,606	$–	$0	(2)	$158,797,606
Exchange Traded Funds	391,812,135	-	-		391,812,135
United States Treasury Obligations (3)	-	519,370,226	-		519,370,226
Short-Term Investments	1,170,648	-	-		1,170,648
Investments Purchased With Proceeds From Securities Lending	42,194,510	-	-		42,194,510
Total Investments in Securities	$593,974,899	$519,370,226	$0		$1,113,345,125

Other Financial Instruments (4)
Futures Contracts	$11,463,978	$0	$0		$11,463,978

	Common Stocks (2)
Balance as of December 31, 2022	$0
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of March 31, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at March 31, 2023:	$0

(1) See Schedule of Investments for industry breakout.
(2) The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(3) See Schedule of Investments for the security type breakout.
(4) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.